Schedule of Investments (unaudited)
January 31, 2024
iShares® Core Dividend ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.1%
General Dynamics Corp.	2,605	$ 690,299
Huntington Ingalls Industries, Inc.	329	85,185
L3Harris Technologies, Inc.	3,027	630,887
Lockheed Martin Corp.	5,782	2,482,849
RTX Corp.	23,096	2,104,507
		5,993,727
Air Freight & Logistics — 1.1%
CH Robinson Worldwide, Inc.	4,094	344,265
FedEx Corp.	3,759	907,009
United Parcel Service, Inc., Class B	14,496	2,056,982
		3,308,256
Automobile Components — 0.1%
Autoliv, Inc.	917	98,229
LCI Industries	294	32,717
Lear Corp.	668	88,777
		219,723
Automobiles — 0.4%
Ford Motor Co.	75,145	880,699
Harley-Davidson, Inc.	3,762	122,077
Thor Industries, Inc.	607	68,603
		1,071,379
Banks — 8.6%
Associated Banc-Corp.	1,936	40,675
Bank of America Corp.	124,048	4,218,873
Bank OZK	3,066	138,307
BOK Financial Corp.	417	34,961
Cadence Bank	353	9,397
Cathay General Bancorp	1,460	60,108
Citigroup, Inc.	37,599	2,111,936
Citizens Financial Group, Inc.	13,284	434,387
Columbia Banking System, Inc.	931	18,769
Comerica, Inc.	2,322	122,091
Commerce Bancshares, Inc.	1,518	79,118
Cullen/Frost Bankers, Inc.	670	71,100
East West Bancorp, Inc.	1,441	104,919
Fifth Third Bancorp	10,628	363,903
First Financial Bankshares, Inc.	1,068	33,354
First Hawaiian, Inc.	2,211	47,957
First Horizon Corp.	8,729	124,301
First Interstate BancSystem, Inc., Class A	2,637	72,570
FNB Corp.	4,872	64,213
Glacier Bancorp, Inc.	1,205	46,585
Hancock Whitney Corp.	862	38,885
Home BancShares, Inc.	2,378	55,740
Huntington Bancshares, Inc.	22,477	286,132
International Bancshares Corp.	566	29,919
JPMorgan Chase & Co.	32,589	5,682,218
KeyCorp	17,019	247,286
M&T Bank Corp.	4,452	614,821
New York Community Bancorp, Inc., Class A	14,820	95,885
Old National Bancorp	3,910	64,398
PNC Financial Services Group, Inc. (The)	9,771	1,477,473
Popular, Inc.	1,634	139,625
Prosperity Bancshares, Inc.	1,268	81,038
Regions Financial Corp.	17,302	323,028
ServisFirst Bancshares, Inc.	308	20,679
SouthState Corp.	857	71,217
Synovus Financial Corp.	1,902	71,629
TFS Financial Corp.	1,424	18,968
Security	Shares	Value
Banks (continued)
Truist Financial Corp.	26,859	$ 995,395
U.S. Bancorp	18,570	771,398
UMB Financial Corp.	388	32,010
United Bankshares, Inc.	1,824	65,390
United Community Banks, Inc.	781	21,353
Valley National Bancorp	6,278	60,394
Webster Financial Corp.	2,918	144,383
Wells Fargo & Co.	101,284	5,082,431
WSFS Financial Corp.	768	34,184
		24,723,403
Beverages — 1.8%
Coca-Cola Co. (The)	40,707	2,421,660
Keurig Dr Pepper, Inc.	10,321	324,492
Molson Coors Beverage Co., Class B	1,642	101,459
PepsiCo, Inc.	14,583	2,457,673
		5,305,284
Biotechnology — 3.0%
AbbVie, Inc.	25,798	4,241,191
Amgen, Inc.	9,683	3,042,979
Gilead Sciences, Inc.	17,853	1,397,176
		8,681,346
Broadline Retail — 0.0%
Nordstrom, Inc.	2,223	40,347
Building Products — 0.5%
A O Smith Corp.	2,048	158,945
Fortune Brands Innovations, Inc.	2,396	185,906
Johnson Controls International PLC	11,329	596,925
Masco Corp.	4,143	278,783
Owens Corning	1,923	291,392
		1,511,951
Capital Markets — 4.9%
Ameriprise Financial, Inc.	2,119	819,693
Ares Management Corp., Class A	1,274	154,766
Artisan Partners Asset Management, Inc., Class A	1,045	43,785
Bank of New York Mellon Corp. (The)	17,571	974,488
BlackRock, Inc.(a)	1,837	1,422,407
Blackstone, Inc., Class A, NVS	7,687	956,647
Blue Owl Capital, Inc., Class A	4,752	73,846
Carlyle Group, Inc. (The)	3,250	130,065
CME Group, Inc., Class A	3,685	758,520
Cohen & Steers, Inc.	359	25,281
Federated Hermes, Inc., Class B	2,916	101,943
Franklin Resources, Inc.	5,181	137,970
Goldman Sachs Group, Inc. (The)	6,439	2,472,640
Hamilton Lane, Inc., Class A	498	57,738
Houlihan Lokey, Inc., Class A	644	77,138
Invesco Ltd.	7,777	123,110
Janus Henderson Group PLC	2,924	84,094
Jefferies Financial Group, Inc.	4,758	193,936
Moelis & Co., Class A	1,345	73,935
Morgan Stanley	40,023	3,491,607
Northern Trust Corp.	2,598	206,905
State Street Corp.	13,070	965,481
Stifel Financial Corp.	1,733	126,422
T Rowe Price Group, Inc.	5,337	578,798
		14,051,215
Chemicals — 1.8%
Air Products & Chemicals, Inc.	1,807	462,068
Ashland, Inc.	1,228	114,965
Avient Corp.	944	34,182

Schedule of Investments (unaudited)  (continued)
January 31, 2024
iShares® Core Dividend ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Chemicals (continued)
Celanese Corp., Class A	859	$ 125,663
CF Industries Holdings, Inc.	5,512	416,211
Chemours Co. (The)	5,126	154,652
Dow, Inc.	20,507	1,099,175
DuPont de Nemours, Inc.	17,444	1,078,039
Eastman Chemical Co.	4,601	384,414
International Flavors & Fragrances, Inc.	3,382	272,860
LyondellBasell Industries NV, Class A	5,583	525,472
Mosaic Co. (The)	13,846	425,211
NewMarket Corp.	120	66,937
Scotts Miracle-Gro Co. (The)	1,023	57,554
		5,217,403
Communications Equipment — 5.1%
Cisco Systems, Inc.	276,259	13,862,676
Juniper Networks, Inc.	25,556	944,550
		14,807,226
Construction & Engineering — 0.0%
MDU Resources Group, Inc.	2,673	52,150
Consumer Finance — 0.3%
Discover Financial Services	8,958	945,248
Consumer Staples Distribution & Retail — 1.0%
Kroger Co. (The)	9,657	445,574
Sysco Corp.	6,540	529,282
Target Corp.	10,789	1,500,534
Walgreens Boots Alliance, Inc.	21,818	492,433
		2,967,823
Containers & Packaging — 0.4%
Amcor PLC	41,342	389,855
Crown Holdings, Inc.	2,045	180,982
Greif, Inc., Class A, NVS	435	27,235
Greif, Inc., Class B	112	7,022
Packaging Corp. of America	1,517	251,640
Sealed Air Corp.	3,007	103,892
Sonoco Products Co.	1,363	77,555
Westrock Co.	4,272	171,991
		1,210,172
Distributors — 0.2%
Genuine Parts Co.	1,709	239,653
LKQ Corp.	6,649	310,309
		549,962
Diversified Consumer Services — 0.2%
ADT, Inc.	1,691	11,042
H&R Block, Inc.	5,007	234,528
Service Corp. International	3,595	241,296
		486,866
Diversified REITs — 0.1%
WP Carey, Inc.	3,858	239,042
Diversified Telecommunication Services — 2.3%
AT&T Inc.	154,011	2,724,455
Cogent Communications Holdings, Inc.	766	59,135
Verizon Communications, Inc.	88,243	3,737,091
		6,520,681
Electric Utilities — 1.6%
Alliant Energy Corp.	2,127	103,500
American Electric Power Co., Inc.	3,294	257,393
Duke Energy Corp.	10,287	985,803
Edison International	5,126	345,903
Entergy Corp.	1,191	118,814
Security	Shares	Value
Electric Utilities (continued)
Evergy, Inc.	3,301	$ 167,592
Eversource Energy	4,245	230,164
Exelon Corp.	11,169	388,793
FirstEnergy Corp.	6,726	246,710
IDACORP, Inc.	531	49,160
NRG Energy, Inc.	4,537	240,642
OGE Energy Corp.	2,945	97,892
Pinnacle West Capital Corp.	1,639	112,927
PNM Resources, Inc.	1,031	37,353
PPL Corp.	12,274	321,579
Southern Co. (The)	8,668	602,599
Xcel Energy, Inc.	3,759	225,051
		4,531,875
Electrical Equipment — 0.3%
Emerson Electric Co.	8,973	823,093
Electronic Equipment, Instruments & Components — 0.6%
Avnet, Inc.	7,561	342,514
Corning, Inc.	42,372	1,376,666
		1,719,180
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class A	11,178	318,573
Helmerich & Payne, Inc.	2,411	97,067
Patterson-UTI Energy, Inc.	4,630	51,347
		466,987
Entertainment — 0.0%
Warner Music Group Corp., Class A	869	31,710
Financial Services — 1.2%
Apollo Global Management, Inc.	3,468	348,187
Enact Holdings, Inc.	305	8,690
Essent Group Ltd.	1,279	70,550
Fidelity National Information Services, Inc.	41,707	2,596,678
MGIC Investment Corp.	7,954	157,807
Radian Group, Inc.	11	319
Voya Financial, Inc.	3,000	217,110
Walker & Dunlop, Inc.	377	36,414
		3,435,755
Food Products — 1.2%
Archer-Daniels-Midland Co.	9,413	523,175
Bunge Global SA	2,093	184,372
Campbell Soup Co.	2,727	121,706
Conagra Brands, Inc.	7,810	227,662
Flowers Foods, Inc.	2,958	67,442
General Mills, Inc.	12,690	823,708
Hormel Foods Corp.	3,125	94,906
Ingredion, Inc.	825	88,745
J M Smucker Co. (The)	2,478	325,981
Kellanova	3,593	196,753
Kraft Heinz Co. (The)	10,860	403,232
Tyson Foods, Inc., Class A	6,258	342,688
		3,400,370
Gas Utilities — 0.1%
National Fuel Gas Co.	865	40,793
New Jersey Resources Corp.	888	36,257
ONE Gas, Inc.	386	23,689
Spire, Inc.	515	29,237
UGI Corp.	4,413	97,704
		227,680
Ground Transportation — 1.3%
Norfolk Southern Corp.	4,735	1,113,861

Schedule of Investments (unaudited)  (continued)
January 31, 2024
iShares® Core Dividend ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Ground Transportation (continued)
Ryder System, Inc.	1,534	$ 174,216
Union Pacific Corp.	9,765	2,381,977
		3,670,054
Health Care Equipment & Supplies — 0.6%
Baxter International, Inc.	5,210	201,575
Medtronic PLC	18,298	1,601,807
		1,803,382
Health Care Providers & Services — 1.7%
Cardinal Health, Inc.	5,794	632,647
Cigna Group (The)	7,456	2,243,883
CVS Health Corp.	20,400	1,517,148
Patterson Cos., Inc.	2,006	59,899
Premier, Inc., Class A	3,049	65,919
Quest Diagnostics, Inc.	2,662	341,881
		4,861,377
Health Care REITs — 0.3%
Healthpeak Properties, Inc.	9,074	167,869
Medical Properties Trust, Inc.	40,554	125,718
National Health Investors, Inc.	1,246	66,262
Omega Healthcare Investors, Inc.	5,701	165,329
Physicians Realty Trust	1,863	22,803
Sabra Health Care REIT, Inc.	4,250	56,695
Ventas, Inc.	4,288	198,920
		803,596
Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc.	4,162	66,842
Host Hotels & Resorts, Inc.	8,132	156,297
Park Hotels & Resorts, Inc.	7,341	110,702
		333,841
Hotels, Restaurants & Leisure — 0.5%
Darden Restaurants, Inc.	2,339	380,275
Domino’s Pizza, Inc.	421	179,439
Marriott Vacations Worldwide Corp.	2,313	194,037
Papa John’s International, Inc.	1,109	81,489
Red Rock Resorts, Inc., Class A	1,870	102,251
Travel + Leisure Co.	3,592	145,189
Vail Resorts, Inc.	817	181,374
Wendy’s Co. (The)	4,898	93,454
Wyndham Hotels & Resorts, Inc.	2,015	157,029
		1,514,537
Household Durables — 0.3%
Garmin Ltd.	4,668	557,779
Leggett & Platt, Inc.	3,229	74,945
MDC Holdings, Inc.	882	55,196
Newell Brands, Inc.	6,015	50,045
Tempur Sealy International, Inc.	3,716	185,391
Worthington Enterprises, Inc.	461	26,295
		949,651
Household Products — 2.6%
Clorox Co. (The)	1,281	186,065
Colgate-Palmolive Co.	11,302	951,628
Energizer Holdings, Inc.	802	25,359
Kimberly-Clark Corp.	4,315	521,986
Procter & Gamble Co. (The)	35,405	5,563,542
Reynolds Consumer Products, Inc.	651	17,688
Spectrum Brands Holdings, Inc.	1,636	128,622
		7,394,890
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	7,862	131,138
Security	Shares	Value
Independent Power and Renewable Electricity Producers (continued)
Clearway Energy, Inc., Class A	738	$ 16,576
Clearway Energy, Inc., Class C	1,572	38,105
		185,819
Industrial Conglomerates — 1.1%
3M Co.	13,596	1,282,782
Honeywell International, Inc.	9,538	1,929,156
		3,211,938
Industrial REITs — 0.4%
LXP Industrial Trust	3,375	30,679
Prologis, Inc.	8,152	1,032,777
		1,063,456
Insurance — 3.8%
Aflac, Inc.	11,058	932,632
Allstate Corp. (The)	5,681	881,975
American International Group, Inc.	20,685	1,437,814
Assurant, Inc.	1,034	173,660
Axis Capital Holdings Ltd.	672	39,998
Chubb Ltd.	4,925	1,206,625
Cincinnati Financial Corp.	2,068	229,134
CNO Financial Group, Inc.	2,563	69,662
Fidelity National Financial, Inc., Class A	4,609	230,588
First American Financial Corp.	2,161	130,416
Hanover Insurance Group, Inc. (The)	334	44,091
Hartford Financial Services Group, Inc. (The)	6,909	600,807
Kemper Corp.	519	31,140
MetLife, Inc.	18,234	1,263,981
Old Republic International Corp.	5,578	156,407
Principal Financial Group, Inc.	6,623	523,879
Prudential Financial, Inc.	8,983	942,586
Reinsurance Group of America, Inc.	631	109,725
Travelers Cos., Inc. (The)	4,283	905,255
Unum Group	3,172	153,335
Willis Towers Watson PLC	3,328	819,687
		10,883,397
IT Services — 2.9%
International Business Machines Corp.	45,503	8,357,081
Leisure Products — 0.2%
Acushnet Holdings Corp.	694	43,958
Brunswick Corp.	1,726	139,254
Hasbro, Inc.	2,757	134,955
Polaris, Inc.	1,597	143,666
		461,833
Machinery — 1.6%
Allison Transmission Holdings, Inc.	2,275	137,728
Caterpillar, Inc.	7,504	2,253,526
Crane Co.	526	65,282
Cummins, Inc.	1,486	355,600
Flowserve Corp.	883	35,258
Hillenbrand, Inc.	1,377	64,127
Illinois Tool Works, Inc.	3,884	1,013,336
Oshkosh Corp.	370	40,737
Snap-on, Inc.	585	169,609
Stanley Black & Decker, Inc.	5,406	504,380
		4,639,583
Marine Transportation — 0.0%
Matson, Inc.	1,081	121,104
Media — 2.4%
Cable One, Inc.	140	76,850
Comcast Corp., Class A	119,424	5,557,993

Schedule of Investments (unaudited)  (continued)
January 31, 2024
iShares® Core Dividend ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Media (continued)
Fox Corp., Class A, NVS	9,719	$ 313,924
Fox Corp., Class B	5,311	159,383
Interpublic Group of Cos., Inc. (The)	6,289	207,474
Omnicom Group, Inc.	4,620	417,556
Paramount Global, Class A	138	3,220
Paramount Global, Class B, NVS	6,070	88,561
Sirius XM Holdings, Inc.	11,486	58,464
TEGNA, Inc.	1,699	26,487
		6,909,912
Metals & Mining — 1.0%
Arch Resources, Inc., Class A	497	87,949
Newmont Corp.	14,912	514,613
Nucor Corp.	6,303	1,178,220
Southern Copper Corp.	1,492	122,493
Steel Dynamics, Inc.	4,889	590,054
United States Steel Corp.	5,451	256,306
		2,749,635
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
AGNC Investment Corp.	13,676	129,648
Blackstone Mortgage Trust, Inc., Class A	3,264	64,431
Rithm Capital Corp.	14,498	155,129
Starwood Property Trust, Inc.	5,769	117,284
		466,492
Multi-Utilities — 0.9%
Ameren Corp.	1,778	123,695
Avista Corp.	128	4,353
Black Hills Corp.	248	12,837
CenterPoint Energy, Inc.	5,271	147,272
CMS Energy Corp.	2,496	142,671
Consolidated Edison, Inc.	5,460	496,314
Dominion Energy, Inc.	8,004	365,943
DTE Energy Co.	506	53,343
Public Service Enterprise Group, Inc.	5,486	318,133
Sempra	7,976	570,763
WEC Energy Group, Inc.	3,761	303,738
		2,539,062
Office REITs — 0.1%
Boston Properties, Inc.	3,004	199,766
COPT Defense Properties	1,654	38,968
Cousins Properties, Inc.	2,612	59,841
Kilroy Realty Corp.	2,178	77,886
Vornado Realty Trust	1,896	51,552
		428,013
Oil, Gas & Consumable Fuels — 8.7%
Antero Midstream Corp.	5,352	65,509
APA Corp.	10,876	340,745
California Resources Corp.	1,676	79,912
Chevron Corp.	36,601	5,396,085
Chord Energy Corp.	1,075	165,292
Civitas Resources, Inc.	1,343	87,040
Comstock Resources, Inc.	1,490	11,637
ConocoPhillips	21,746	2,432,725
CONSOL Energy, Inc.	220	20,812
Coterra Energy, Inc.	16,287	405,221
CVR Energy, Inc.	639	21,553
Devon Energy Corp.	17,972	755,183
Diamondback Energy, Inc.	3,878	596,204
DT Midstream, Inc.	1,125	60,401
EOG Resources, Inc.	4,726	537,772
Equitrans Midstream Corp.	6,381	65,022
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp.	70,232	$ 7,220,552
HF Sinclair Corp.	4,919	277,874
Kinder Morgan, Inc.	34,975	591,777
Magnolia Oil & Gas Corp., Class A	3,946	81,367
Marathon Oil Corp.	20,536	469,248
Murphy Oil Corp.	1,031	39,900
New Fortress Energy, Inc., Class A	2,144	71,245
ONEOK, Inc.	7,833	534,602
Ovintiv, Inc.	4,948	209,894
Phillips 66	7,551	1,089,685
Pioneer Natural Resources Co.	4,941	1,135,590
Targa Resources Corp.	2,139	181,729
Valero Energy Corp.	11,290	1,568,181
Williams Cos., Inc. (The)	14,626	506,937
		25,019,694
Pharmaceuticals — 5.1%
Bristol-Myers Squibb Co.	77,832	3,803,650
Johnson & Johnson	29,779	4,731,883
Merck & Co., Inc.	23,014	2,779,631
Organon & Co.	8,054	134,099
Perrigo Co. PLC	1,547	49,628
Pfizer, Inc.	109,802	2,973,438
Viatris, Inc.	21,554	253,690
		14,726,019
Professional Services — 0.6%
Automatic Data Processing, Inc.	4,593	1,128,867
ManpowerGroup, Inc.	1,529	113,360
Paychex, Inc.	2,952	359,347
Robert Half, Inc.	1,851	147,229
		1,748,803
Residential REITs — 0.4%
Apartment Income REIT Corp.	4,089	133,669
AvalonBay Communities, Inc.	1,090	195,121
Equity LifeStyle Properties, Inc.	961	65,050
Equity Residential	5,181	311,844
Essex Property Trust, Inc.	965	225,106
Invitation Homes, Inc.	4,241	139,656
Mid-America Apartment Communities, Inc.	1,587	200,565
		1,271,011
Retail REITs — 0.5%
Brixmor Property Group, Inc.	4,036	90,568
Federal Realty Investment Trust	496	50,458
Kimco Realty Corp.	8,600	173,720
Kite Realty Group Trust	3,085	66,019
Macerich Co. (The)	3,508	55,391
NNN REIT, Inc.	1,975	79,672
Regency Centers Corp.	2,211	138,563
Simon Property Group, Inc.	5,976	828,333
SITE Centers Corp.	2,621	34,912
		1,517,636
Semiconductors & Semiconductor Equipment — 13.9%
Broadcom, Inc.	14,617	17,248,060
Intel Corp.	85,607	3,687,950
NXP Semiconductors NV	13,147	2,768,364
QUALCOMM, Inc.	53,536	7,950,631
Skyworks Solutions, Inc.	11,359	1,186,561
Texas Instruments, Inc.	45,548	7,293,146
		40,134,712
Software — 0.3%
Gen Digital, Inc.	37,393	877,988

Schedule of Investments (unaudited)  (continued)
January 31, 2024
iShares® Core Dividend ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialized REITs — 1.1%
American Tower Corp.	2,642	$ 516,907
Crown Castle, Inc.	7,258	785,679
Digital Realty Trust, Inc.	1,085	152,399
EPR Properties	1,623	71,850
Extra Space Storage, Inc.	2,314	334,234
Gaming & Leisure Properties, Inc.	748	34,146
Iron Mountain, Inc.	3,450	232,944
Lamar Advertising Co., Class A	1,270	132,944
PotlatchDeltic Corp.	1,210	54,123
Public Storage	1,952	552,787
Rayonier, Inc.	1,039	31,482
Weyerhaeuser Co.	8,522	279,266
		3,178,761
Specialty Retail — 3.8%
American Eagle Outfitters, Inc.	2,415	47,865
Dick’s Sporting Goods, Inc.	2,464	367,309
Gap, Inc. (The)	2,740	51,211
Home Depot, Inc. (The)	15,889	5,608,182
Lowe’s Cos., Inc.	21,424	4,559,884
Penske Automotive Group, Inc.	509	75,520
Williams-Sonoma, Inc.	1,424	275,387
		10,985,358
Technology Hardware, Storage & Peripherals — 1.6%
Hewlett Packard Enterprise Co.	79,618	1,217,359
NetApp, Inc.	16,492	1,438,103
Seagate Technology Holdings PLC	21,327	1,827,297
		4,482,759
Textiles, Apparel & Luxury Goods — 0.3%
Kontoor Brands, Inc.	1,016	59,558
Ralph Lauren Corp., Class A	1,580	226,998
Steven Madden Ltd.	1,658	69,437
Tapestry, Inc.	12,468	483,634
VF Corp.	10,448	171,974
		1,011,601
Security	Shares	Value
Tobacco — 1.8%
Altria Group, Inc.	62,238	$ 2,496,989
Philip Morris International, Inc.	28,300	2,571,055
		5,068,044
Trading Companies & Distributors — 0.4%
Fastenal Co.	4,569	311,743
Ferguson PLC	3,479	653,565
Herc Holdings, Inc.	377	55,604
MSC Industrial Direct Co., Inc., Class A	804	79,339
Watsco, Inc.	268	104,782
		1,205,033
Water Utilities — 0.0%
Essential Utilities, Inc.	922	33,063
Total Long-Term Investments — 99.7% (Cost: $271,207,946)		287,148,989
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(a)(b)	1,013,337	1,013,337
Total Short-Term Securities — 0.3% (Cost: $1,013,337)		1,013,337
Total Investments — 100.0% (Cost: $272,221,283)		288,162,326
Liabilities in Excess of Other Assets — (0.0)%		(85,228)
Net Assets — 100.0%		$ 288,077,098
(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$ 859,810	$ 153,527(a)	$ —	$ —	$ —	$ 1,013,337	1,013,337	$ 32,160	$ —
BlackRock, Inc.	1,322,935	236,516	(329,710)	(29,282)	221,948	1,422,407	1,837	26,555	—
				$ (29,282)	$ 221,948	$ 2,435,744		$ 58,715	$ —
(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited)  (continued)
January 31, 2024
iShares® Core Dividend ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini S&P 500 Index	37	03/15/24	$ 901	$ 12,572
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.  For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 287,148,989	$ —	$ —	$ 287,148,989
Short-Term Securities
Money Market Funds	1,013,337	—	—	1,013,337
	$ 288,162,326	$ —	$ —	$ 288,162,326
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 12,572	$ —	$ —	$ 12,572
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust